Basic and diluted net loss per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and diluted net loss per share
21	Basic and diluted net loss per share

Basic and diluted net loss per share for the years ended December 31, 2015, 2016 and 2017 are calculated as follows:

	For the years ended December 31,
	2015	2016	2017
Numerator:
Net loss attributable to ordinary shareholders of the Company	(39,714)	(27,330)	(24,619)
Accretion of convertible redeemable preferred shares redemption value	(2,692)	(773)	(1,662)
Accretion to redeemable ordinary shares redemption value	(1,982)	(1,556)	(3,650)
Deemed contribution from Series B-1 preferred shareholders	2,591	—	—

Numerator of basic net loss per share	(41,797)	(29,659)	(29,931)

Denominator:
Denominator for basic and diluted net loss per share
- weighted average shares outstanding	11,661,049	13,151,063	13,931,503

Basic net loss per share	(3.58)	(2.26)	(2.15)
Diluted net loss per share	(3.58)	(2.26)	(2.15)

The Company’s preferred shares are participating securities and as such would be included in the calculation of basic earnings per share under the two-class method. According to the contractual terms of the preferred shares, the preferred shares do not have a contractual obligation to share in the losses of the Company. Therefore no loss was allocated to the preferred shares in the computation of basic loss per share for the years ended December 31, 2015, 2016 and 2017.

The preferred shares, share options and preferred share warrants were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect.

The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	As of December 31,
	2015	2016	2017
Preferred shares - weighted average (thousands)	8,458	8,469	—
Share options - weighted average (thousands)	1,194	1,091	1,071
Redeemable ordinary shares - weighted average (thousands)	742	742	—